Net (Loss)/Earnings per Share - Basic and diluted (loss)/earnings per ordinary share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator
Net (loss)/income		¥ (587,182)	$ (80,443)	¥ 25,944	¥ (66,107)
Net loss/(income) attributable to non-controlling interests | ¥		(2,345)		(4,664)	553
Net (loss)/income attributable to So-Young International Inc. | ¥		¥ (589,527)		¥ 21,280	¥ (65,554)
Denominator
Weighted average number of ordinary shares outstanding, basic | shares	[1]	79,384,454	79,384,454	77,646,899	82,665,269
Weighted average number of ordinary shares outstanding, diluted | shares	[1]	79,384,454	79,384,454	78,054,950	82,665,269
Common Stock [Member]
Denominator
Net (loss)/earnings per share, basic | (per share)		¥ (7.43)	$ (1.02)	¥ 0.27	¥ (0.79)
Net (loss)/earnings per share, diluted | (per share)		(7.43)	(1.02)	0.27	(0.79)
American Depository Shares
Denominator
Net (loss)/earnings per share, basic | (per share)		(5.72)	(0.78)	0.21	(0.61)
Net (loss)/earnings per share, diluted | (per share)		¥ (5.72)	$ (0.78)	¥ 0.21	¥ (0.61)

[1]	Both Class A and Class B ordinary shares are included in the calculation of the weighted average number of ordinary shares outstanding, basic and diluted.